Offerings	Feb. 13, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	6,167,679
Proposed Maximum Offering Price per Unit | $ / shares	0.80
Maximum Aggregate Offering Price	$ 4,934,143.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 681.41
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Jupiter Orphan Therapeutics, Inc. 2016 Equity Incentive Plan (the “2016 Plan”), the Jupiter Orphan Therapeutics, Inc. 2021 Equity Incentive Plan (the 2021 Plan”), the Jupiter Neurosciences, Inc. 2023 Equity Incentive Plan (the “2023 Plan”), and the Jupiter Neurosciences, Inc. 2025 Equity Incentive Plan (the “2025 Plan”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.Represents shares of Common Stock reserved for issuance upon the exercise of outstanding options granted under the 2016 Plan.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, and based upon a price of $0.80 per share, which is the weighted-average exercise price for options outstanding under the 2016 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	270,000
Proposed Maximum Offering Price per Unit | $ / shares	1.33
Maximum Aggregate Offering Price	$ 359,100.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 49.59
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Jupiter Orphan Therapeutics, Inc. 2016 Equity Incentive Plan (the “2016 Plan”), the Jupiter Orphan Therapeutics, Inc. 2021 Equity Incentive Plan (the 2021 Plan”), the Jupiter Neurosciences, Inc. 2023 Equity Incentive Plan (the “2023 Plan”), and the Jupiter Neurosciences, Inc. 2025 Equity Incentive Plan (the “2025 Plan”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.Represents shares of Common Stock reserved for issuance upon the exercise of outstanding options granted under the 2021 Plan.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, and based upon a price of $1.33 per share, which is the weighted-average exercise price for options outstanding under the 2021 Plan.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	1,339,605
Proposed Maximum Offering Price per Unit | $ / shares	1.13
Maximum Aggregate Offering Price	$ 1,513,753.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 209.05
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Jupiter Orphan Therapeutics, Inc. 2016 Equity Incentive Plan (the “2016 Plan”), the Jupiter Orphan Therapeutics, Inc. 2021 Equity Incentive Plan (the 2021 Plan”), the Jupiter Neurosciences, Inc. 2023 Equity Incentive Plan (the “2023 Plan”), and the Jupiter Neurosciences, Inc. 2025 Equity Incentive Plan (the “2025 Plan”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.Represents shares of Common Stock reserved for issuance upon the exercise of outstanding options granted under the 2023 Plan.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, and based upon a price of $1.13 per share, which is the weighted-average exercise price for options outstanding under the 2023 Plan.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	1,626,045
Proposed Maximum Offering Price per Unit | $ / shares	0.6053
Maximum Aggregate Offering Price	$ 984,245.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 135.92
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Jupiter Orphan Therapeutics, Inc. 2016 Equity Incentive Plan (the “2016 Plan”), the Jupiter Orphan Therapeutics, Inc. 2021 Equity Incentive Plan (the 2021 Plan”), the Jupiter Neurosciences, Inc. 2023 Equity Incentive Plan (the “2023 Plan”), and the Jupiter Neurosciences, Inc. 2025 Equity Incentive Plan (the “2025 Plan”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.Represents shares of Common Stock reserved for issuance for outstanding restricted stock units granted under the 2023 Plan.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based on a price of $.6053 per share, which is the average of the high and low prices of the Registrant’s Common Stock, as reported on the Nasdaq Capital Market, on February 10, 2026.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	1,047,135
Proposed Maximum Offering Price per Unit | $ / shares	0.6053
Maximum Aggregate Offering Price	$ 633,830.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 87.53
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Jupiter Orphan Therapeutics, Inc. 2016 Equity Incentive Plan (the “2016 Plan”), the Jupiter Orphan Therapeutics, Inc. 2021 Equity Incentive Plan (the 2021 Plan”), the Jupiter Neurosciences, Inc. 2023 Equity Incentive Plan (the “2023 Plan”), and the Jupiter Neurosciences, Inc. 2025 Equity Incentive Plan (the “2025 Plan”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.Represents shares of Common Stock reserved for issuance under the 2023 Plan.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based on a price of $.6053 per share, which is the average of the high and low prices of the Registrant’s Common Stock, as reported on the Nasdaq Capital Market, on February 10, 2026.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	5,250,000
Proposed Maximum Offering Price per Unit | $ / shares	0.6053
Maximum Aggregate Offering Price	$ 3,177,825.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 438.86
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Jupiter Orphan Therapeutics, Inc. 2016 Equity Incentive Plan (the “2016 Plan”), the Jupiter Orphan Therapeutics, Inc. 2021 Equity Incentive Plan (the 2021 Plan”), the Jupiter Neurosciences, Inc. 2023 Equity Incentive Plan (the “2023 Plan”), and the Jupiter Neurosciences, Inc. 2025 Equity Incentive Plan (the “2025 Plan”) by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant’s receipt of consideration which would increase the number of outstanding shares of common stock.Represents shares of Common Stock reserved for issuance under the 2025 Plan.Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based on a price of $.6053 per share, which is the average of the high and low prices of the Registrant’s Common Stock, as reported on the Nasdaq Capital Market, on February 10, 2026.